Joint Ventures - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 18, 2024	Dec. 31, 2024
Joint Ventures [Line Items]
Share of loss from joint venture		$ (859,400)
Carrying amount of investment in joint venture		1,569,573
BH Cape Holdings
Joint Ventures [Line Items]
Joint venture formation, fair value of joint venture		$ 2,428,973
Par value		$ 0
Joint venture formation, percentage of share in net results	50.00%
Joint venture formation, formation date		Jan. 18, 2024
Joint venture formation, description		The board of BH Cape Holdings comprises of four directors, two directors from each of HMI and Bainbridge. Following the joint venture agreement, BH Cape Holdings meets the definition of a joint venture in accordance with the provisions of the ASC 323-10, “Investments—Equity Method and Joint Ventures”. Heidmar Inc. exercises joint control over BH Cape Holdings since all strategic decisions, including the approval of the budget, require the unanimous approval and consent of all four directors of BH Cape Holdings.
Share of loss from joint venture		$ (859,400)
Carrying amount of investment in joint venture		1,569,573
Joint venture carrying amount		$ 467,060